Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - General information (Details) - Perpetual bonds redeemable for shares [member] € / shares in Units, € in Millions	Dec. 31, 2019 EUR (€) instrument	Dec. 31, 2018 EUR (€) instrument	Dec. 31, 2017 EUR (€) instrument	Jan. 01, 2010	Feb. 24, 2003 EUR (€) € / shares
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 818				€ 14,100
Number of TDIRA outstanding | instrument	57,981	57,981	89,398
Number of shares issued on conversion of one bond	583.261				300
Debt conversion price (in euros per share) | € / shares					€ 24.175
Equity component before deferred taxes	€ 196	€ 196	€ 303
Three months Euribor rate [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate				2.50%